COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.     COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The Group has entered into lease agreements for its business operations. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2021 were as follows:

Twelve months ending December 31,	Minimum lease payment
	RMB	US$
2022	2,328	365
2023	1,111	174
2024	1,019	160
2025	1,041	163
2026	1,062	167
2027 and thereafter	3,789	595
Total	10,350	1,624

17.     COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)	Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. The Group accrues the liability when the loss is probable and reasonably estimable. As of December 31, 2020, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows. On October 14, 2020, Cao Wang (a former employee) filed a lawsuit against Dr. Chis Chang Yu and the Company for a debt dispute of approximately RMB890. This case is still under investigation by the court as of the date of this filing. As of December 31, 2021, the Group has recorded a liability of RMB 890 (US$140) based on the best estimate of the management and the Company’s legal counsel as of December 31, 2021, which was included in accrued expenses and other current liabilities.